SUBSEQUENT EVENTS (Details) S/ / shares in Units, $ in Millions							12 Months Ended
	Mar. 27, 2024 PEN (S/) S/ / shares	Jan. 01, 2024 USD ($)	Jan. 01, 2024 PEN (S/)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 USD ($) Bs. / $	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021
Dividend distribution [Abstract]
Date of meeting held by management for dividends declared							Apr. 27, 2023	Apr. 28, 2022	Aug. 26, 2021
Dividends declared							S/ 62,976,000	S/ 73,607,000
Date of dividends payout							Sep. 06, 2023	Oct. 06, 2022	Jul. 10, 2021
Events After Reporting Period [Member]
Issued bonds [Abstract]
Bonds issued | $		$ 800		$ 800	$ 800	$ 800
Bond term		5 years
Issuance of bond			S/ 1,150,000,000	$ 500
Coupon rates					5.85%	7.85%
Dividend distribution [Abstract]
Date of meeting held by management for dividends declared	Mar. 27, 2024
Dividend declared (in dollars per share) | S/ / shares	S/ 0.3092
Dividends declared	S/ 4,011,305,596.83
Increase in retained earnings	S/ 653,202,453.18
Dividends record date	Apr. 17, 2024
Date of dividends payout	May 08, 2024